Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Retained Earnings	Other Equity and Reserves	Total
Balance at beginning at Dec. 31, 2021	$ 1,253,013	$ 40,298	$ 1,311	$ 1,294,622
Balance at beginning (in shares) at Dec. 31, 2021	156,036,737
Normal course issuer bid purchase of common shares	$ (215)	(116)		(331)
Normal course issuer bid purchase of common shares (in shares)	(26,808)
Stock-based compensation			1,737	1,737
Net earnings		26,811		26,811
Dividends		(14,822)		(14,822)
Balance at ending at Jun. 30, 2022	$ 1,252,798	52,171	3,048	1,308,017
Balance at ending (in shares) at Jun. 30, 2022	156,009,929
Balance at beginning at Dec. 31, 2021	$ 1,253,013	40,298	1,311	1,294,622
Balance at beginning (in shares) at Dec. 31, 2021	156,036,737
Normal course issuer bid purchase of common shares	$ (2,819)
Normal course issuer bid purchase of common shares (in shares)	(351,144)
Balance at ending at Dec. 31, 2022	$ 1,250,194	63,670	4,615	1,318,479
Balance at ending (in shares) at Dec. 31, 2022	155,685,593
Shares issued to Maverix shareholders	$ 491,111			491,111
Shares issued to Maverix shareholders (in shares)	45,097,390
Issuance of shares from exercise of stock options	$ 493			493
Issuance of shares from exercise of stock options (in shares)	256,799
Normal course issuer bid purchase of common shares	$ (7,312)	(5,763)		$ (13,075)
Normal course issuer bid purchase of common shares (in shares)	(911,646)			(911,646)
Stock-based compensation granted to Maverix employees			6,709	$ 6,709
Stock-based compensation			1,788	1,788
Net earnings		32,568		32,568
Dividends		(20,142)		(20,142)
Warrants issued to Maverix shareholders			7,938	7,938
Issuance of shares from exercise of warrants	$ 24,336		(7,938)	16,398
Issuance of shares from exercise of warrants (In shares)	1,800,000
Automatic Share Purchase Plan			(1,300)	(1,300)
Balance at ending at Jun. 30, 2023	$ 1,758,822	$ 70,333	$ 11,812	$ 1,840,967
Balance at ending (in shares) at Jun. 30, 2023	201,928,136			201,928,136